COHEN & STEERS REALTY SHARES, INC.

CLASS A (CSJAX), CLASS C (CSJCX), CLASS F (CSJFX), CLASS I (CSJIX),

CLASS L (CSRSX), CLASS R (CSJRX) AND CLASS Z (CSJZX) SHARES

Supplement dated March 2, 2020 to

Prospectus dated July 1, 2019 and Statement of Additional Information dated March 1, 2020

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX) AND CLASS Z (MLOZX) SHARES

Supplement dated March 2, 2020 to

Prospectus dated April 1, 2019 and Statement of Additional Information dated March 1, 2020

COHEN & STEERS GLOBAL REALTY SHARES, INC.

CLASS A (CSFAX), CLASS C (CSFCX), CLASS F (GRSFX), CLASS I (CSSPX),

CLASS R (GRSRX) AND CLASS Z (CSFZX) SHARES

COHEN & STEERS INTERNATIONAL REALTY SHARES, INC.

CLASS A (IRFAX), CLASS C (IRFCX), CLASS F (IRFFX), CLASS I (IRFIX),

CLASS R (IRFRX) AND CLASS Z (IRFZX) SHARES

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

CLASS A (CSUAX), CLASS C (CSUCX), CLASS F (CSUFX), CLASS I (CSUIX),

CLASS R (CSURX) AND CLASS Z (CSUZX) SHARES

COHEN & STEERS REAL ASSETS FUND, INC.

CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),

CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

CLASS A (CSEIX), CLASS C (CSCIX), CLASS F (CREFX), CLASS I (CSDIX),

CLASS R (CIRRX) AND CLASS Z (CSZIX) SHARES

Supplement dated March 2, 2020 to

Prospectus dated May 1, 2019 and Statement of Additional Information dated March 1, 2020

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX), CLASS F (DVVFX), CLASS I (DVFIX),

CLASS R (DVFRX) AND CLASS Z (DVFZX) SHARES

Supplement dated March 2, 2020 to

Prospectus and Statement of Additional Information dated March 1, 2020

On February 27, 2020, the Board of Directors for each Fund approved a reduction to the initial sales charge schedule applicable to certain investments in each Fund’s Class A shares as described more fully below, effective May 1, 2020.

Accordingly, effective May 1, 2020, the “How to Purchase, Exchange and Sell Fund Shares—Class A Shares—Initial Sales Charge” section of each Fund’s Prospectus is hereby deleted and restated in its entirety as follows:

The following initial sales charges apply to Class A shares:

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or more	None	None

*	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.

The initial sales charge does not apply to shares that are purchased with reinvested dividends or other distributions.

Effective May 1, 2020, the first table in the “Dealer Reallowances” section of each Fund’s Statement of Additional Information, is hereby deleted and restated in its entirety as follows:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	None	None	1.00 †

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.
†	See “Other Information” for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

MULTIFUNDPROSUP-03-2020